Earnings per share ("EPS") (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares
Earnings per share
Basic EPS - Earnings | $	$ 53.6	$ 45.6	$ 118.2	$ 91.2
Basic EPS - (in shares)	186,000,000	181,600,000	186,000,000	180,100,000
Basic EPS (in dollars per share) | $ / shares	$ 0.29	$ 0.25	$ 0.64	$ 0.51
Effect of dilutive securities - (in shares)	300,000	400,000	300,000	400,000
Effect of dilutive securities - (in dollars per share) | $ / shares			(0.01)
Diluted EPS - Earnings | $	$ 53.6	$ 45.6	$ 118.2	$ 91.2
Diluted EPS - (in shares)	186,300,000	182,000,000	186,300,000	180,500,000
Diluted EPS (in dollars per share) | $ / shares	$ 0.29	$ 0.25	$ 0.63	$ 0.51
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	97,789	0	97,789	263,568
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	73,762	84,094	73,762	84,094